Pensions and other postretirement benefits (Details 3) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	CAD 17,761
Fair value of plan assets at end of year	17,917	CAD 17,761
Real Estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	317
Fair value of plan assets at end of year	357	317
Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,374
Fair value of plan assets at end of year	1,012	1,374
Infrastructure [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	885
Fair value of plan assets at end of year	1,237	885
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	2,156	1,978
Actual return relating to assets still held at the reporting date	(81)	25
Purchases	489	219
Sales	224	66
Fair value of plan assets at end of year	2,340	2,156
Fair Value Level 3 [Member] | Equity [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	24	22
Actual return relating to assets still held at the reporting date	5	1
Purchases	3	4
Sales	8	3
Fair value of plan assets at end of year	24	24
Fair Value Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	317	299
Actual return relating to assets still held at the reporting date	(5)	21
Purchases	51	0
Sales	6	3
Fair value of plan assets at end of year	357	317
Fair Value Level 3 [Member] | Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,008	961
Actual return relating to assets still held at the reporting date	(242)	0
Purchases	0	47
Sales	0	0
Fair value of plan assets at end of year	766	1,008
Fair Value Level 3 [Member] | Infrastructure [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	764	663
Actual return relating to assets still held at the reporting date	160	2
Purchases	405	159
Sales	204	60
Fair value of plan assets at end of year	1,125	764
Fair Value Level 3 [Member] | Absolute Return [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	43	33
Actual return relating to assets still held at the reporting date	1	1
Purchases	30	9
Sales	6	0
Fair value of plan assets at end of year	CAD 68	CAD 43